Total Capital and Net Income (Loss) Per Unit - Additional Information (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	3 Months Ended						9 Months Ended
	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018
Class of Stock [Line Items]
Noncontrolling Interest in Net Income (Loss) Preferred Unit Holders, Redeemable	$ 6,426			$ 6,425			$ 19,276	$ 19,276
Common Stock, Dividends, Per Share, Declared	$ 190,000	$ 190,000	$ 140,000	$ 140,000	$ 140,000	$ 140,000
Partners' Capital Account, Treasury Units, Purchased	$ 13,673	$ 2,559	$ 9,497
Stock Repurchase Program, Remaining Authorized Repurchase Amount	71,100						$ 71,100
Public
Class of Stock [Line Items]
Limited Liability Company or Limited Partnership, Members or Limited Partners, Ownership Interest							67.50%
General Partner [Member]
Class of Stock [Line Items]
Partners' Capital Account, Treasury Units, Purchased	273	$ 51	$ 190
Preferred Stock [Member] | Limited Partner [Member]
Class of Stock [Line Items]
Partners' Capital Account, Distributions	$ 6,400			$ 6,400			$ 19,300	$ 19,300
Common Stock [Member]
Class of Stock [Line Items]
Common Stock, Dividends, Per Share, Declared	$ 0.4625			$ 0.4625			$ 0.4625	$ 0.4625
Common Stock [Member] | Limited Partner [Member]
Class of Stock [Line Items]
Partners' Capital Account, Units, Treasury Units Purchased	(932)	(187)	(815)
Partners' Capital Account, Treasury Units, Purchased	$ 13,400	$ 2,508	$ 9,307
Parent Company [Member]
Class of Stock [Line Items]
Limited Liability Company (LLC) or Limited Partnership (LP), Managing Member or General Partner, Ownership Interest							2.00%
Repurchase Agreements [Member] | Common Stock [Member]
Class of Stock [Line Items]
Stock Repurchase Program, Authorized Amount									$ 100,000
Partners' Capital Account, Units, Treasury Units Purchased	900						1,900
Repurchase Agreements [Member] | Common Stock [Member] | Limited Partner [Member]
Class of Stock [Line Items]
Partners' Capital Account, Treasury Units, Purchased	$ 13,400						$ 25,200
Repurchase Agreements [Member] | Common Stock [Member] | General Partner [Member]
Class of Stock [Line Items]
Partners' Capital Account, Treasury Units, Purchased	$ 300						$ 500